Schedule of inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Allowance for valuation loss	$ (18,915,508)	$ (88,967)
Merchandise Inventory [member]
IfrsStatementLineItems [Line Items]
Inventory Cost	1,063,645
Allowance for valuation loss	(33,277)
Book value	1,030,368
Merchandise Inventory [member] | Raw materials inventory [member]
IfrsStatementLineItems [Line Items]
Inventory Cost	522,432
Allowance for valuation loss	(6,747)
Book value	515,685
Merchandise Inventory [member] | Work in progress inventory [member]
IfrsStatementLineItems [Line Items]
Inventory Cost	19,491
Allowance for valuation loss	(14)
Book value	19,477
Merchandise Inventory [member] | Finished goods inventory [member]
IfrsStatementLineItems [Line Items]
Inventory Cost	521,722
Allowance for valuation loss	(26,516)
Book value	$ 495,206